Share-based payment (Narrative) (Details)			1 Months Ended	12 Months Ended
	Feb. 14, 2023 shares	Mar. 08, 2022 shares	Dec. 31, 2022 installment shares	Dec. 31, 2023 item installment shares	Dec. 31, 2020 instrument	Dec. 31, 2018 shares	Feb. 28, 2023 shares	Feb. 17, 2023 shares
Disclosure Of Share-based Payment [Line Items]
Number of instruments granted in share-based payment arrangement | instrument					800,000
Performance conditions established in the program and approved								152,030
Number of shares issued			57,621,998	55,327,520			246,110
Description of maximum term of options granted for share-based payment arrangement						10-year
Employee Benefit Trust [Member]
Disclosure Of Share-based Payment [Line Items]
Performance conditions established in the program and approved	197,197
Vesting period	3 years		3 years
Employee Benefit Trust [Member] | Time Based Restricted Share Units [Member]
Disclosure Of Share-based Payment [Line Items]
Percentage of vesting award			30.00%
Number of installments | installment			3
Employee Benefit Trust [Member] | Absolute Performance Share Units [Member]
Disclosure Of Share-based Payment [Line Items]
Percentage of vesting award			40.00%
Employee Benefit Trust [Member] | Ifrs Performance Shares [Member]
Disclosure Of Share-based Payment [Line Items]
Vesting period			3 years
Percentage of vesting award			30.00%
Long-Term Incentive Program Oriented to Senior Management [Member]
Disclosure Of Share-based Payment [Line Items]
Number of shares authorized		215,000
Vesting period		3 years
Long-Term Incentive Program Oriented to Senior Management [Member] | Time Based Restricted Share Units [Member]
Disclosure Of Share-based Payment [Line Items]
Percentage of vesting award				20.00%
Number of installments | installment				3
Number of anniversaries of grant date | item				3
Long-Term Incentive Program Oriented to Senior Management [Member] | Relative Performance Share Units [Member]
Disclosure Of Share-based Payment [Line Items]
Vesting period				3 years
Percentage of vesting award				35.00%
Long-Term Incentive Program Oriented to Senior Management [Member] | Absolute Performance Share Units [Member]
Disclosure Of Share-based Payment [Line Items]
Vesting period				3 years
Percentage of vesting award				45.00%
Maximum
Disclosure Of Share-based Payment [Line Items]
Number of shares issued						5,000,000